Risk Management (Details) - Schedule of quality assets and its related provision - Credit Risk [Member] - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Overal Monitoring [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 36,529,062,000	$ 34,339,893,000
Total, Percentage	100.00%	100.00%
Total ECL Allowance		$ 1,036,793,000
Total ECL Allowance, Percentage	10000.00%	100.00%
Overal Monitoring [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 32,664,056,000	$ 30,216,324,000
Total ECL Allowance	239,973	194,422,000
Overal Monitoring [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,190,877,000	2,447,273,000
Total ECL Allowance	166,914	149,940,000
Overal Monitoring [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,674,129,000	1,676,296,000
Total ECL Allowance	644,547	692,431,000
Commerical Loans [Member] | Corporate [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 12,340,299,000	$ 11,884,580,000
Total, Percentage	33.78%	34.61%
Total ECL Allowance	$ 373,902,000	$ 366,546,000
Total ECL Allowance, Percentage	35.56%	35.35%
Commerical Loans [Member] | Corporate [Member] | A1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 41,025,000	$ 45,862,000
Total, Percentage	0.11%	0.13%
Total ECL Allowance		$ 3,000
Total ECL Allowance, Percentage	0.00%	0.00%
Commerical Loans [Member] | Corporate [Member] | A2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 751,952,000	$ 1,098,771,000
Total, Percentage	2.06%	3.20%
Total ECL Allowance	$ 1,333,000	$ 954,000
Total ECL Allowance, Percentage	0.13%	0.09%
Commerical Loans [Member] | Corporate [Member] | A3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,605,894,000	$ 1,883,138,000
Total, Percentage	7.13%	5.48%
Total ECL Allowance	$ 4,733,000	$ 3,657,000
Total ECL Allowance, Percentage	0.45%	0.35%
Commerical Loans [Member] | Corporate [Member] | A4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,753,735,000	$ 2,675,322,000
Total, Percentage	7.54%	7.79%
Total ECL Allowance	$ 7,477,000	$ 7,935,000
Total ECL Allowance, Percentage	0.71%	0.77%
Commerical Loans [Member] | Corporate [Member] | A5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 2,535,032,000	$ 2,703,321,000
Total, Percentage	6.94%	7.87%
Total ECL Allowance	$ 14,214,000	$ 16,194,000
Total ECL Allowance, Percentage	1.35%	1.56%
Commerical Loans [Member] | Corporate [Member] | A6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 1,916,685,000	$ 1,877,923,000
Total, Percentage	5.25%	5.47%
Total ECL Allowance	$ 38,789,000	$ 30,604,000
Total ECL Allowance, Percentage	3.69%	2.95%
Commerical Loans [Member] | Corporate [Member] | B1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 755,105,000	$ 715,348,000
Total, Percentage	2.07%	2.08%
Total ECL Allowance	$ 45,324,000	$ 25,679,000
Total ECL Allowance, Percentage	4.31%	2.48%
Commerical Loans [Member] | Corporate [Member] | B2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 238,705,000	$ 161,472,000
Total, Percentage	0.65%	0.47%
Total ECL Allowance	$ 21,300,000	$ 9,704,000
Total ECL Allowance, Percentage	2.03%	0.94%
Commerical Loans [Member] | Corporate [Member] | B3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 80,133,000	$ 66,379,000
Total, Percentage	0.22%	0.19%
Total ECL Allowance	$ 8,118,000	$ 4,198,000
Total ECL Allowance, Percentage	0.77%	0.40%
Commerical Loans [Member] | Corporate [Member] | B4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 88,529,000	$ 122,678,000
Total, Percentage	0.24%	0.36%
Total ECL Allowance	$ 14,260,000	$ 24,022,000
Total ECL Allowance, Percentage	1.36%	2.32%
Commerical Loans [Member] | Corporate [Member] | C1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 177,244,000	$ 168,034,000
Total, Percentage	0.49%	0.49%
Total ECL Allowance	$ 46,689,000	$ 50,566,000
Total ECL Allowance, Percentage	4.44%	4.88%
Commerical Loans [Member] | Corporate [Member] | C2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 102,046,000	$ 81,773,000
Total, Percentage	0.28%	0.24%
Total ECL Allowance	$ 25,043,000	$ 27,947,000
Total ECL Allowance, Percentage	2.38%	2.70%
Commerical Loans [Member] | Corporate [Member] | C3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 50,482,000	$ 56,928,000
Total, Percentage	0.14%	0.17%
Total ECL Allowance	$ 13,113,000	$ 15,689,000
Total ECL Allowance, Percentage	1.25%	1.51%
Commerical Loans [Member] | Corporate [Member] | C4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 66,014,000	$ 50,404,000
Total, Percentage	0.18%	0.15%
Total ECL Allowance	$ 27,142,000	$ 21,181,000
Total ECL Allowance, Percentage	2.58%	2.04%
Commerical Loans [Member] | Corporate [Member] | C5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 102,390,000	$ 40,803,000
Total, Percentage	0.28%	0.12%
Total ECL Allowance	$ 57,676,000	$ 20,664,000
Total ECL Allowance, Percentage	5.49%	1.99%
Commerical Loans [Member] | Corporate [Member] | C6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 75,328,000	$ 136,424,000
Total, Percentage	0.21%	0.40%
Total ECL Allowance	$ 48,691,000	$ 107,549,000
Total ECL Allowance, Percentage	4.63%	10.37%
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 10,377,694,000	$ 9,764,799,000
Total ECL Allowance	50,052,000	39,589,000
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | A1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	41,025,000	45,862,000
Total ECL Allowance		3,000
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | A2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	751,943,000	1,095,506,000
Total ECL Allowance	1,351,000	900,000
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | A3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,510,562,000	1,863,480,000
Total ECL Allowance	4,478,000	3,318,000
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | A4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,728,117,000	2,632,793,000
Total ECL Allowance	7,374,000	7,329,000
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | A5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,599,685,000	2,538,748,000
Total ECL Allowance	12,310,000	11,498,000
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | A6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,746,362,000	1,588,410,000
Total ECL Allowance	24,539,000	16,541,000
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | B1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | B2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | B3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | B4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | C1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | C2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | C3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | C4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | C5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 1 [Member] | C6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,411,368,000	1,589,715,000
Total ECL Allowance	101,334,000	65,452,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | A1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | A2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	9,000	3,265,000
Total ECL Allowance		54,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | A3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	6,168,000	19,658,000
Total ECL Allowance	80,000	339,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | A4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	9,009,000	42,529,000
Total ECL Allowance	144,000	606,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | A5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	41,052,000	164,341,000
Total ECL Allowance	2,335,000	4,618,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | A6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	169,482,000	289,460,000
Total ECL Allowance	13,580,000	14,010,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | B1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	754,993,000	715,348,000
Total ECL Allowance	45,287,000	25,679,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | B2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	238,705,000	161,239,000
Total ECL Allowance	21,300,000	9,566,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | B3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	80,130,000	65,684,000
Total ECL Allowance	8,117,000	3,764,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | B4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	55,213,000	73,248,000
Total ECL Allowance	4,967,000	3,008,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | C1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	30,929,000	29,863,000
Total ECL Allowance	3,539,000	2,201,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | C2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	9,033,000	12,282,000
Total ECL Allowance	737,000	926,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | C3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	9,603,000	1,550,000
Total ECL Allowance	702,000	86,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | C4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,243,000	2,227,000
Total ECL Allowance	133,000	143,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | C5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	3,411,000	3,981,000
Total ECL Allowance	230,000	267,000
Commerical Loans [Member] | Corporate [Member] | Stage 2 [Member] | C6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	2,388,000	5,040,000
Total ECL Allowance	183,000	185,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	551,237,000	530,066,000
Total ECL Allowance	222,516,000	261,505,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | A1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | A2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | A3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	68,000
Total ECL Allowance	23,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | A4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual
Total ECL Allowance
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | A5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		232,000
Total ECL Allowance		78,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | A6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	841,000	53,000
Total ECL Allowance	332,000	53,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | B1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	112,000
Total ECL Allowance	37,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | B2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual		233,000
Total ECL Allowance		138,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | B3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	3,000	695,000
Total ECL Allowance	1,000	434,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | B4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	33,316,000	49,430,000
Total ECL Allowance	9,293,000	21,014,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | C1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	146,315,000	138,171,000
Total ECL Allowance	43,150,000	48,365,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | C2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	93,013,000	69,491,000
Total ECL Allowance	24,306,000	27,021,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | C3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	40,879,000	55,378,000
Total ECL Allowance	12,411,000	15,603,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | C4 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	64,771,000	48,177,000
Total ECL Allowance	27,009,000	21,038,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | C5 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	98,979,000	36,822,000
Total ECL Allowance	57,446,000	20,397,000
Commerical Loans [Member] | Corporate [Member] | Stage 3 [Member] | C6 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	72,940,000	131,384,000
Total ECL Allowance	48,508,000	107,364,000
Other Commercial [Member] | Overal Monitoring [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 5,313,342,000	$ 5,102,609,000
Total, Percentage	14.55%	14.86%
Total ECL Allowance	$ 229,463	$ 278,526,000
Total ECL Allowance, Percentage	2182.00%	26.86%
Other Commercial [Member] | Overal Monitoring [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 4,716,168,000	$ 4,493,999,000
Total ECL Allowance	38,597	40,943,000
Other Commercial [Member] | Overal Monitoring [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	233,158,000	228,591,000
Total ECL Allowance	14,655	44,315,000
Other Commercial [Member] | Overal Monitoring [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	364,016,000	380,019,000
Total ECL Allowance	176,211	193,268,000
Mortgage [Member] | Overal Monitoring [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 13,876,174,000	$ 12,411,825,000
Total, Percentage	37.99%	36.14%
Total ECL Allowance	$ 143,658	$ 112,522,000
Total ECL Allowance, Percentage	1366.00%	10.85%
Mortgage [Member] | Overal Monitoring [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 12,966,599,000	$ 11,518,363,000
Total ECL Allowance	25,385	25,065,000
Mortgage [Member] | Overal Monitoring [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	367,838,000	392,372,000
Total ECL Allowance	12,728	8,441,000
Mortgage [Member] | Overal Monitoring [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	541,737,000	501,090,000
Total ECL Allowance	105,545	79,016,000
Consumer [Member] | Overal Monitoring [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 4,999,247,000	$ 4,940,879,000
Total, Percentage	13.69%	14.39%
Total ECL Allowance	$ 304,411	$ 279,199,000
Total ECL Allowance, Percentage	2895.00%	26.93%
Consumer [Member] | Overal Monitoring [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 4,603,595,000	$ 4,439,163,000
Total ECL Allowance	125,939	88,825,000
Consumer [Member] | Overal Monitoring [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	178,513,000	236,595,000
Total ECL Allowance	38,197	31,732,000
Consumer [Member] | Overal Monitoring [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	217,139,000	265,121,000
Total ECL Allowance	140,275	158,642,000
Subtotal [Member] | Overal Monitoring [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 24,188,763,000	$ 22,455,313,000
Total, Percentage	66.22%	65.39%
Total ECL Allowance	$ 677,532	$ 670,247,000
Total ECL Allowance, Percentage	6444.00%	64.65%
Subtotal [Member] | Overal Monitoring [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	$ 22,286,362,000	$ 20,451,525,000
Total ECL Allowance	189,921	154,833,000
Subtotal [Member] | Overal Monitoring [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	779,509,000	857,558,000
Total ECL Allowance	65,580	84,488,000
Subtotal [Member] | Overal Monitoring [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of quality assets and its related provision [Line Items]
Total Individual	1,122,892,000	1,146,230,000
Total ECL Allowance	$ 422,031	$ 430,926,000